RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
A summary of net amounts recorded as expense from related parties in the six months ended June 30, 2024 and June 30, 2023 is as follows:

(in thousands of $)	2024	2023
Frontline Management	602	1,069
SFL	17,314	13,482
Seatankers	344	1,365
Front Ocean Management AS	1,333	1,037
	19,593	16,953

Net amounts recorded as expense from related parties comprise of charter hire costs, bunker costs, general management, technical and commercial management fees.
A summary of net amounts charged to related parties in the six months ended June 30, 2024 and June 30, 2023 is as follows:

(in thousands of $)	2024	2023
SFL	85	132
Seatankers	361	226
SwissMarine	666	279
UFC	—	900
	1,112	1,537

Net amounts charged to related parties mainly comprise of commercial management fees and charter hire.

A summary of related parties income (expense) amounts included into Consolidated Statements of Operations as of June 30, 2024 and June 30, 2023 is as follows:

(in thousands of $)	2024	2023
Time charter revenues	666	279
Other revenues	446	1,258
Ship operating expenses	(602)	(1,069)
Charter hire expenses1)	(17,304)	(14,556)
Administrative expenses	(1,687)	(1,328)
	(18,481)	(15,416)

1) Including charter hire expense for SFL finance leases which is subsequently credited to Depreciation and Interest expense

A summary of balances due from related parties as of June 30, 2024 and December 31, 2023 is as follows:

(in thousands of $)	2024	2023
Frontline	6,097	3,145
Seatankers	579	528
SFL	—	82
Credit loss allowance	(21)	(21)
	6,655	3,734

A summary of balances owed to related parties as of June 30, 2024 and December 31, 2023 is as follows:

(in thousands of $)	2024	2023
TFG Marine	9,310	8,479
Other	3,854	678
	13,164	9,157